UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 San Felipe Suite 900 Houston, TX	77027
(Address of principal executive offices)	(Zip code)

4265 San Felipe Suite 900 Houston, TX 77027

(Name and address of agent for service)

Registrant’s telephone number, including area code: 713 993-4698

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2004 (unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships and Limited Liability Companies
United States
Domestic Equity
Caduceus Capital II, L.P.		$4,064,550
Contrarian Capital Fund I, L.P.		4,369,516
Copper Arch Fund, L.P.		5,292,206
Criterion Institutional Partners, L.P.		1,781,243
Everglades Partners, L.P.		5,460,450
Falcon Fund QP, L.P.		2,775,909
GMO U.S. Aggressive Long/Short Fund (Onshore)		5,624,501
Leaf Investment Partners, L.P.		2,927,539
Sci-Tech Investment Partners, L.P.		1,879,258
The Raptor Global Fund, L.P.		6,211,711
Tiger Consumer Partners, L.P.		3,084,442
International Equity
Boyer Allan Pacific Partners, L.P.		4,227,778
CCM International Small Cap Value Fund, LP		495,000
SR Global Fund - Asia Portfolio (Class B, LP)		4,422,072
SR Global Fund - Europe Portfolio (Class A, LP)		2,937,733
SR Global Fund - International Portfolio (Class C, LP)		3,223,689
SR Global Fund Japan Portfolio (Class H, LP)		3,617,698
SR Global Fund Emerging Markets Portfolio (Class G, LP)		4,446,071
The Explorador Fund, L.P.		4,394,699
Torrey Pines Fund, LLC		5,857,564
Opportunistic Equity
AQR Absolute Return Institutional Fund, L.P.		4,975,686
Avalon Worldwide, L.P.		1,870,408
Global Undervalued Securities Fund		6,305,067
GMO Mean Reversion Fund (Onshore)		8,701,025
Maverick Fund USA, Ltd.		5,908,687
Traxis Fund Onshore, L.P.		5,016,835
Absolute Return
Courage Special Situations Fund, L.P.		5,556,223
Harbert Convertible Arbitrage Fund, LP		7,466,427
M&M Arbitrage, LLC		3,229,099
Q Funding III, L.P.		7,829,225
Silverback Partners, L.P.		6,043,222
Real Estate
Clarion CRA Hedge Fund, LP		7,888,673
NL Ventures V, L.P.		1,000,000
Wells Street Partners, LLC		3,064,518
Natural Resources
Cambridge Energy, L.P.		6,088,724
The Ospraie Fund L.P.		4,715,880
Tocqueville Gold Partners, LP		4,781,922
Treaty Oak Partners, LP		531,969
Private Equity
Cogene Biotech Ventures II, L.P.		25,000
Crosslink Crossover Fund IV, L.P.		4,105,109
PIPE Equity Partners LLC		502,100
Protégé Partners, LP		4,046,811
Enhanced Fixed Income
Arx Global High Yield Securities Fund I LP		2,037,448
BDC Partners I, L.P.		4,806,806
Contrarian Capital Distressed Equity Fund, L.P.		6,033,929
Greylock Global Opportunity Fund, LP		5,051,374
Harbert Distressed Investment Fund, LP		7,194,334
Post High Yield, L.P.		2,869,464

Total United States		204,739,594

See accompanying notes to schedule of investments.

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Total Limited Partnerships and Limited Liability Companies (Cost $189,968,825)		204,739,594	85.25%

Passive Foreign Investment Corporations
United States
International Equity
India Capital Fund Ltd. A2 Shares	1,000	1,151,160
Neon Liberty Greater China Fund, LTD	500	489,924

Total United States		1,641,084

Republic of Mauritius
International Equity
Boyer Allan India Fund, Inc.	949	956,428

Total Republic of Mauritius		956,428

Total Passive Foreign Investment Corporations (Cost $2,493,577)		2,597,512	1.08%

Cayman Company Limited by Shares
United States
Absolute Return
Overseas CAP Partners, Inc.	5,457	5,903,386

Total Cayman Company Limited by Shares (Cost $5,537,412)		5,903,386	2.46%

Total Investments in Investment Funds (Cost $197,999,814)		213,240,492

Investments in Securities
Registered Investment Companies
United States
Debt Fund
GMO Emerging Markets Fund III	224,401	3,561,880
Enhanced Fixed Income
GMO Global Bond Fund	408,326	4,211,507
Natural Resources
State Street Research Global Resources Fund	142,409	6,327,232
Tocqueville Gold Fund	17,135	586,017

Total United States		14,686,636

Total Registered Investment Companies (Cost $12,346,719)		14,686,636	6.12%

See accompanying notes to schedule of investments.

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Closed End Funds
United States
Financial
Aberdeen Asia-Pacific Income Fund, Inc.	8,200	50,430
Blackrock Broad Investment Grade 2009 Term Trust	12,500	201,875
Blackrock Income Opportunity Trust	63,300	713,391
Ishares Trust	4,450	497,332
MFS Government Markets Income Trust	85,700	570,762
Morgan Stanley Emerging Markets Debt Fund, Inc.	7,400	67,784
Morgan Stanley Government Income Trust	60,200	539,994
New America High Income Fund	126,300	265,230
Oppenheimer Multi-Sector Income Trust	41,600	347,776
Pimco High Income Fund	20,900	308,275
Putnam Master Income Trust	31,600	202,872
Putnam Premier Income Trust	8,100	53,055

Total United States		3,818,776

Total Closed End Funds (Cost $3,805,687)		3,818,776	1.59%

Fixed Income
United States
Treasuries
United States Treasury Bonds, 5.250%, 2/15/29	340,000	353,957
United States Treasury Notes TIPS, 3.375%, 1/15/07	125,000	159,659
United States Treasury Notes TIPS, 1.875%, 7/15/13	275,000	288,420
United States Treasury Notes TIPS, 2.00%, 7/15/14	150,000	154,071
Agencies
Federal Home Loan Mortage Corp., Pool E74790, 5.00%, 2/1/14	124,249	126,350
Federal Home Loan Mortage Corp., Pool E75753, 5.50%, 3/1/14	68,500	70,837
Federal Home Loan Mortage Corp., Series 2750, Class OB, 4.00%, 7/15/15	201,000	201,583
Federal Home Loan Mortage Corp., Pool E92286, 5.00%, 11/1/17	27,892	28,364
Federal Home Loan Mortage Corp., Pool E94694, 5.50%, 2/1/18	37,488	38,767
Federal Home Loan Mortage Corp., Pool E95383, 5.00%, 2/1/18	109,958	111,819
Federal Home Loan Mortage Corp., Pool B10507, 4.50%, 10/1/18	47,368	47,325
Federal Home Loan Mortage Corp., Pool B14009, 5.00%, 5/1/19	122,849	124,927
Federal Home Loan Mortage Corp., Pool C77936, 5.50%, 2/1/33	73,121	74,195
Federal Home Loan Mortage Corp., Pool A10760, 5.50%, 6/1/33	19,628	19,918
Federal Home Loan Mortage Corp., Pool A16536, 5.50%, 12/1/33	82,428	83,639
Federal Home Loan Mortage Corp., Pool C01812, 5.50%, 4/1/34	389,554	395,741
Federal National Mortage Association, Pool 380839, 6.12%, 11/1/08	303,816	327,146
Federal National Mortage Association, Pool 545210, 5.92%, 10/1/11	266,500	289,265
Federal National Mortage Association, Pool 730353, 4.50%, 7/1/18	40,745	40,655
Federal National Mortage Association, Pool 767658, 5.00%, 2/1/19	195,094	198,456
Federal National Mortage Association, Pool 415971, 6.00%, 11/1/28	70,636	73,150
Federal National Mortage Association, Pool 699436, 7.00%, 2/1/33	35,350	37,540
Federal National Mortage Association, Pool 689659, 6.00%, 3/1/33	195,205	202,154
Federal National Mortage Association, Pool 555528, 6.00%, 4/1/33	37,122	38,468
Federal National Mortage Association, Pool 698979, 5.50%, 4/1/33	142,921	144,965
Federal National Mortage Association, Pool 767299, 5.50%, 1/1/34	125,358	127,151
Federal National Mortage Association, Pool 777737, 5.00%, 5/1/34	164,429	162,875
Federal National Mortage Association, Pool 778316, 5.50%, 6/1/34	495,541	502,627
Federal National Mortage Association, Pool 783382, 6.00%, 8/1/34	195,607	202,624
Federal National Mortage Association, Pool 723874, 5.50%, 7/1/33	39,877	40,493
Government National Mortage Association, Pool 451883, 6.00%, 7/15/28	91,203	94,720

See accompanying notes to schedule of investments.

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Government National Mortage Association, Series 2004-78, Class C, 4.658%, 4/16/29	250,000	250,000
Government National Mortage Association, Pool 488259, 6.50%, 8/15/29	33,742	35,654
Government National Mortage Association, Pool 501012, 6.50%, 4/15/31	5,916	6,250
Government National Mortage Association, Pool 603650, 6.00%, 4/15/33	27,418	28,476
Government National Mortage Association, Pool 621822, 5.50%, 12/15/33	44,792	45,648
Government National Mortage Association, Pool 628111, 5.50%, 5/15/34	314,454	320,461
Government National Mortage Association, 5.50%, 2/15/34	141,049	143,745
New Valley Generation II, Series 2001, 5.572%, 5/1/20	45,542	47,405
Overseas Private Investment Corp., 3.74%, 4/15/15	190,400	189,146

Asset Backed Securities
Alesco Preferred Funding Ltd, Series 5A, Class C3, 6.314%, 12/23/34	200,000	201,125
American Business Financial Services 6.68% 7/15/33	100,000	103,831
CSFB Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	180,000	183,600
CSFB Mortgage Securities Corp., Series 2001-AR24, Class CB2, 5.92%, 12/25/31	54,133	54,743
Diversified REIT Trust, Series 1999-1A, Class D, 6.78% 3/18/09	135,000	147,783
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0%, 9/1/18	46,170	41,417
Impac Secured Assets Corp., Series 2002-3, Class M2, 6.55%, 8/25/32	175,000	181,144
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	132,594	137,663
Structured Adjustable Mortgage Loan Trust, Series 2004-8, Class 5A4, 4.73%, 7/25/34	200,000	199,579
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	90,797	89,377

Corporates
Consumer
General Motors Acceptance Corp., 6.125%, 1/22/08	50,000	52,626

Total United States		7,221,534
Canada
Corporates
Consumer
General Motors Nova Financial, 6.85%, 10/15/08	100,000	106,036

Total Fixed Income (Cost $7,245,358)		7,327,570	3.05%

Total Investments in Securities (Cost $23,397,764)		25,832,982

Total Investments (Cost $221,397,578)		$239,073,474

*	Shares or par value is listed for each investment if it is applicable for that investment type.

CMO -	Collateralized Mortgage Obligation
PO -	Principal Only
REIT -	Real Estate Investment Trust

See accompanying notes to schedule of investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2004

1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, The Endowment Master Fund, L.P. (the “Fund”) will invest in a variety of investment vehicles including, but not limited to, limited partnerships and limited liability companies (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and other derivative instruments. The Investment Funds in which the Fund invests trade various derivative securities and other financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts, interest rate swaps, futures contracts and options on futures, credit default swaps, use of leverage and total return equity swap contracts. The Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund.

2. VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is ordinarily calculated by Citco Fund Services, Ltd. (or an affiliate thereof, collectively “Citco”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with Endowment Advisers, L.P., the adviser to the Fund (the “Adviser”). The Fund’s investments are ordinarily based upon valuations provided to it by the investment managers of such Investment Funds or, in many cases, the administrators of those Investment Funds. The valuation of the Investment Funds is reviewed by a committee approved by the Fund’s board of directors (the “Board”) and established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

Investments are valued as follows:

- INVESTMENT FUNDS - Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in Investment Funds are carried at estimated fair value as determined by the Fund’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

- SECURITIES LISTED ON A SECURITIES EXCHANGE - In general, the Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

- SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES - Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination, if available, through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

- OPTIONS - Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “asked” prices for such options on the date of determination.

SECURITIES NOT ACTIVELY TRADED - The value of securities, derivatives, or synthetic securities that are not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or a combination of these procedures.

- OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

3. INVESTMENT SECURITIES TRANSACTIONS

The Fund records security transactions on a trade-date basis. Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method. Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officers and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Endowment Master Fund, L.P.
(Registrant)

By	/s/ John A. Blaisdell
(Signature and Title)*
John A. Blaisdell
Co-Chief Executive Officer (principal executive officer)

Date November 24, 2004

By	/s/ Andrew B. Linbeck
(Signature and Title)*
Andrew B. Linbeck
Co-Chief Executive Officer (principal executive officer)

Date November 24, 2004

By	/s/ A. Haag Sherman
(Signature and Title)*
A. Haag Sherman
Co-Chief Executive Officer (principal executive officer)

Date November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John A. Blaisdell
(Signature and Title)*
John A. Blaisdell
Co-Chief Executive Officer (principal executive officer)

Date November 24, 2004

By	/s/ Andrew B. Linbeck
(Signature and Title)*
Andrew B. Linbeck
Co-Chief Executive Officer (principal executive officer)

Date November 24, 2004

By	/s/ A. Haag Sherman
(Signature and Title)*
A. Haag Sherman
Co-Chief Executive Officer (principal executive officer)

Date November 24, 2004

By	/s/ John E. Price
(Signature and Title)*
John E. Price
Treasurer (principal financial officer)

Date November 24, 2004

*	Print the name and title of each signing officer under his or her signature.